Expense Example - Global Real Estate Securities Fund	May 01, 2021 USD ($)
Institutional
Expense Example:
1 Year	$ 89
3 Years	278
5 Years	482
10 Years	1,073
Investor
Expense Example:
1 Year	116
3 Years	362
5 Years	628
10 Years	$ 1,386